Cover Page	Oct. 27, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Entity Central Index Key	0001939365
Document Period End Date	Oct. 27, 2023
Entity Registrant Name	INSPIRE VETERINARY PARTNERS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41792
Entity Tax Identification Number	85-4359258
Entity Address, Address Line One	780 Lynnhaven Parkway, Suite 400
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23452
City Area Code	757
Local Phone Number	734-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	IVP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Description	This current report on Form 8-K/A (the “Amendment”) amends the current report on Form 8-K dated November 8, 2023 (the “Original Form 8-K”) by Inspire Veterinary Partners, Inc. (the “Company”). The sole purpose of this Amendment is to restate Item 5.03 of the Original Form 8-K. No other changes have been made to the Original Form 8-K.